Other liabilities - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities, Noncurrent [Abstract]
Deferred tax liabilities	$ 5,422	$ 8,100
Purchase price payable for Viajanet acquisition	0	1,885
Others	1,891	2,646
Nonrelated Party
Other Liabilities, Noncurrent [Abstract]
Total other non-current liabilities	$ 7,313	$ 12,631